4. STOCKHOLDERS' EQUITY (Details - Option information) - $ / shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Stock Options [Member]
Range of exercise prices	0.27 to 1.35
Number of shares outstanding	1,819,500	1,055,700	1,078,400
Weighted average contractual life	7 years 1 month 2 days	6 years 1 month 16 days	7 years 4 days
Weighted average exercise price	$ 0.87	$ 0.76	$ 0.78
Exercisable number of shares	1,249,000
Exercisable weighted average exercise price	$ 0.87
Option 1 [Member]
Range of exercise prices	0.27
Number of shares outstanding	40,000
Weighted average contractual life	2 years 15 days
Weighted average exercise price	$ 0.27
Exercisable number of shares	40,000
Exercisable weighted average exercise price	$ 0.27
Option 2 [Member]
Range of exercise prices	0.40
Number of shares outstanding	15,000
Weighted average contractual life	7 years 9 months 29 days
Weighted average exercise price	$ 0.40
Exercisable number of shares	10,000
Exercisable weighted average exercise price	$ 0.40
Option 3 [Member]
Range of exercise prices	0.48
Number of shares outstanding	60,000
Weighted average contractual life	6 years 9 months
Weighted average exercise price	$ 0.48
Exercisable number of shares	60,000
Exercisable weighted average exercise price	$ 0.48
Option 4 [Member]
Range of exercise prices	0.50
Number of shares outstanding	100,000
Weighted average contractual life	5 years 11 months 23 days
Weighted average exercise price	$ 0.50
Exercisable number of shares	100,000
Exercisable weighted average exercise price	$ 0.50
Option 5 [Member]
Range of exercise prices	0.55
Number of shares outstanding	46,500
Weighted average contractual life	4 years 7 months 6 days
Weighted average exercise price	$ 0.55
Exercisable number of shares	41,500
Exercisable weighted average exercise price	$ 0.55
Option 6 [Member]
Range of exercise prices	0.64
Number of shares outstanding	25,000
Weighted average contractual life	8 years 4 months 13 days
Weighted average exercise price	$ 0.64
Exercisable number of shares	15,000
Exercisable weighted average exercise price	$ 0.64
Option 7 [Member]
Range of exercise prices	0.70
Number of shares outstanding	100,000
Weighted average contractual life	9 years 1 month 6 days
Weighted average exercise price	$ 0.70
Exercisable number of shares	100,000
Exercisable weighted average exercise price	$ 0.70
Option 8 [Member]
Range of exercise prices	0.73
Number of shares outstanding	801,000
Weighted average contractual life	7 years 3 months 15 days
Weighted average exercise price	$ 0.73
Exercisable number of shares	631,500
Exercisable weighted average exercise price	$ 0.73
Option 9 [Member]
Range of exercise prices	0.85
Number of shares outstanding	6,000
Weighted average contractual life	3 years 6 months 3 days
Weighted average exercise price	$ 0.85
Exercisable number of shares	6,000
Exercisable weighted average exercise price	$ 0.85
Option 10 [Member]
Range of exercise prices	0.90
Number of shares outstanding	6,000
Weighted average contractual life	4 years 6 months 3 days
Weighted average exercise price	$ 0.90
Exercisable number of shares	6,000
Exercisable weighted average exercise price	$ 0.90
Option 11 [Member]
Range of exercise prices	0.95
Number of shares outstanding	30,000
Weighted average contractual life	5 years 11 days
Weighted average exercise price	$ 0.95
Exercisable number of shares	30,000
Exercisable weighted average exercise price	$ 0.95
Option 12 [Member]
Range of exercise prices	1.20
Number of shares outstanding	207,800
Weighted average contractual life	2 years 8 months 2 days
Weighted average exercise price	$ 1.20
Exercisable number of shares	207,800
Exercisable weighted average exercise price	$ 1.20
Option 13 [Member]
Range of exercise prices	1.30
Number of shares outstanding	381,000
Weighted average contractual life	9 years 10 months 21 days
Weighted average exercise price	$ 1.30
Exercisable number of shares	0
Exercisable weighted average exercise price	$ 1.30
Option 14 [Member]
Range of exercise prices	1.35
Number of shares outstanding	1,200
Weighted average contractual life	4 months 24 days
Weighted average exercise price	$ 1.35
Exercisable number of shares	1,200
Exercisable weighted average exercise price	$ 1.35